Term loans	12 Months Ended
Dec. 31, 2020
Term loans
Term loans

18.Term loans

				2019 SR&ED
		Other Term	Other Term	Tax	2018 SR&ED	2017 SR&ED
	EDC Loan¹	Loans²	Loans³	Credit loan⁴	Tax Credit loan⁵	Tax Credit loan⁶	Total
	$	$	$	$	$	$	$
Balance, December 31, 2018	—	—	—	—	—	247,200	247,200
Additions	—	—	115,200	247,500	214,000	—	576,700
Conversion option	—	—	(12,800)	—	—	—	(12,800)
Financing costs	—	—	—	(63,558)	(54,955)	—	(118,513)
Accretion	—	—	8,533	1,389	40,691	—	50,613
Repayment	—	—	—	—	—	(247,200)	(247,200)
Balance, December 31, 2019	—	—	110,933	185,331	199,736	—	496,000
Addition	157,058	38,861	—	—	—	—	195,919
Financing costs	(83,119)	—	—	—	—	—	(83,119)
Accretion	1,861	—	4,267	40,902	14,264	—	61,294
Payments	—	(1,954)	(115,200)	(226,233)	(214,000)	—	(557,387)
Balance, December 31, 2020	75,800	36,907	—	—	—	—	112,707
Less current portion	—	12,208					12,208
Balance, December 31, 2020	75,800	24,699	—	—	—	—	100,499

¹ maturing in 2027, non-interest bearing, payable in equal instalments from July 2023 to June 2027

² maturing October 23, 2023 bearing interest at a rate of 6.95% per annum, payable in monthly instalments of $1,200 secured by automobile (carrying amount of $36,702 as at December 31, 2020)

³ matured May 1, 2020 bearing interest rate of 8% per annum payable at the maturity date, repaid July 2020.

⁴ matured December 23, 2020 bearing interest rate of 16.68% payable at the issuance, repaid July 2020.

⁵ matured April 3, 2020 bearing interest rate of 16.68% payable at the issuance, repaid May 2020.

⁶ matured September 30, 2018 bearing interest rate of 18% (effective interest rate 23%), repaid February 2019.

On March 5, 2020, the Company entered into a repayable contribution agreement up to $450,000 under the Regional Economic Growth through Innovation program from the Economic Development Agency of Canada (“EDC”). The contribution is repayable in 60 equal monthly instalments due and payable 24 months following the completion of the project. During the year ended December 31, 2020, the Company received contribution totaling $157,058. The loan was discounted using the effective interest method. The effective interest rate on the loan is 15%.

On May 1, 2019 the Company entered into loan agreements with unrelated individuals totaling $115,200 bearing interest at the annual rate of 8% payable at maturity, on May 1, 2020. The other term loans are unsecured and are convertible, at 10% discount, for a variable amount, of shares into any future private placement until maturity. The fair value of the debt instrument at inception was determined using the estimated cash flows discounted using a market rate of 20%. At the inception date, the residual amount of the non derivative liability of $12,800 associated with the conversion feature has been recorded in accounts payable and accrued liabilities. On March 31, 2020, the maturity of the other term loans was extended to July 13 and July 15, 2020 and were fully repaid on maturity dates. Upon repayment of the loans, the derivative liability of $12,800 was reclassified in financing costs.